DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Age for eligibility (in years)	18 years
Requisite service period (in months)	3 months
Employer matching contribution (as a percent)	100.00%
Percentage of eligible employee compensation matched	5.00%
Threshold account balance for single lump-sum payment	$ 5,000
Minimum account balance required for installment payments	5,000
Reduction in employer contributions	1,234
Forfeiture account balance	53	$ 55
Minimum borrowing amount	500
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account (as a percent)	50.00%
Maximum loans per participant | loan	2
Participant loans term (in years)	30 years
Variable rate (as a percent)	1.00%
Universal Insurance Holdings Common Stock Fund
EBP, Description of Plan [Line Items]
Restricted percentage of participant contribution	30.00%
Minimum
EBP, Description of Plan [Line Items]
Employee contribution (as a percent)	1.00%
Borrowing term (in years)	1 year
Maximum
EBP, Description of Plan [Line Items]
Employee contribution (as a percent)	90.00%
Borrowing term (in years)	5 years